Market Risk - Summary of Balance Sheet Allocation by Market Risk Classification (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Assets [member]
Market Risk [line items]
Macro hedge of interest rate risk including other assets	£ 2,267	£ 2,511
Other Liabilities [member]
Market Risk [line items]
Macro hedge of interest rate risk including other liabilities	£ 2,507	£ 2,728